Restructuring and Divestiture Costs (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Our Charges Under Both the 2015 Building Products Restructuring Plan and the 2013 Building Products Restructuring Plan

A synopsis of our charges under both the 2015 Building Products Restructuring Plan and the 2013 Building Products Restructuring Plan are as follows:

Year Ended December 31, 2015

In millions	Severance and Plant Closing Costs	Impairment of Long-Lived Assets	Divestitures	Total
2013 Building Products Restructuring Plan	$0.1	$—	$—	$0.1
2015 Building Products Restructuring Plan	4.5	2.4	2.3	9.2

Total	$4.6	$2.4	$2.3	$9.3

Year Ended December 31, 2014

In millions	Severance and Plant Closing Costs	Impairment of Long-Lived Assets	Divestitures	Total
2013 Building Products Restructuring Plan	$1.9	$0.4	$1.8	$4.1

Total	$1.9	$0.4	$1.8	$4.1

Year Ended December 31, 2013

In millions	Severance and Plant Closing Costs	Impairment of Long-Lived Assets	Divestitures	Total
2013 Building Products Restructuring Plan	$1.0	$1.8	$—	$2.8

Total	$1.0	$1.8	$—	$2.8